VANECK VIP EMERGING MARKETS BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (unaudited)

Par
(000's) Value
CORPORATE BONDS : 21.7%
Brazil : 0.9%
CSN Inova Ventures Reg S
6.75%, 01/28/28 † USD 159 $ 155,915
Underline
Cayman Islands : 1.5%
CK Hutchison Europe
Finance 21 Ltd. Reg S
1.00%, 11/02/33 EUR 191 162,617
EDO Sukuk Ltd. 144A
5.88%, 09/21/33 USD 86 87,809
250,426
Colombia : 1.2%
Ecopetrol SA
8.88%, 01/13/33 USD 197 208,392
Underline
Hong Kong : 1.9%
Fortune Star BVI Ltd. Reg S
5.00%, 05/18/26 USD 57 49,121
5.05%, 01/27/27 USD 97 80,349
Franshion Brilliant Ltd. Reg S
4.25%, 07/23/29 USD 119 83,307
Huarong Finance 2017 Co.
Ltd. Reg S
4.75%, 04/27/27 USD 60 56,775
Huarong Finance II Co. Ltd.
Reg S
4.88%, 11/22/26 USD 54 51,865
321,417
India : 1.5%
Adani Renewable Energy RJ
Ltd./ Kodangal Solar Parks
Pvt Ltd. / Wardha Solar
Maharashtra 144A
4.62%, 10/15/39 USD 153 126,732
Adani Renewable Energy RJ
Ltd./ Kodangal Solar Parks
Pvt Ltd/ Wardha Solar
Maharash Reg S
4.62%, 10/15/39 USD 39 32,588
JSW Hydro Energy Ltd. Reg S
4.12%, 05/18/31 USD 109 97,127
256,447
Indonesia : 0.7%
Star Energy Geothermal
Wayang Windu Ltd. Reg S
6.75%, 04/24/33 USD 117 117,588
Underline
Luxembourg : 0.7%
3R Lux SARL 144A
9.75%, 02/05/31 USD 46 48,178
Minerva Luxembourg SA
Reg S
4.38%, 03/18/31 USD 88 73,625
121,803
Mauritius : 0.2%
India Clean Energy Holdings
144A
4.50%, 04/18/27 USD 16 14,698
India Clean Energy Holdings
Reg S
Par
(000’s) Value
Mauritius (continued)
4.50%, 04/18/27 USD 23 $ 21,128
35,826
Mexico : 4.7%
Corp. GEO SAB de CV Reg S
9.25%, 06/30/20 (d) * USD 120 2,921
Petroleos Mexicanos
6.49%, 01/23/27 USD 402 379,605
6.84%, 01/23/30 USD 457 403,475
786,001
Nigeria : 0.8%
SEPLAT Energy Plc 144A
7.75%, 04/01/26 † USD 134 130,547
Underline
Qatar : 1.3%
Nakilat , Inc. Reg S
6.07%, 12/31/33 USD 121 126,082
QatarEnergy 144A
2.25%, 07/12/31 USD 107 89,830
215,912
Singapore : 0.8%
Continuum Energy Aura Pte
Ltd. 144A
9.50%, 02/24/27 USD 35 36,464
SingTel Group Treasury Pte
Ltd. Reg S
2.38%, 08/28/29 USD 117 104,383
140,847
South Africa : 1.0%
Gold Fields Orogen Holdings
BVI Ltd. 144A
6.12%, 05/15/29 USD 166 168,859
Underline
South Korea : 0.9%
Export-Import Bank of Korea
5.12%, 01/11/33 USD 145 148,148
Underline
United Arab Emirates : 0.9%
Abu Dhabi National Energy
Co. PJSC 144A
4.70%, 04/24/33 USD 160 156,717
Underline
United Kingdom : 1.0%
Anglo American Capital Plc
Reg S
2.88%, 03/17/31 USD 200 170,386
Underline
United States : 1.7%
AES Panama Generation
Holdings SRL Reg S
4.38%, 05/31/30 USD 163 141,890
Kosmos Energy Ltd. Reg S
7.12%, 04/04/26 USD 36 35,423
Stillwater Mining Co. Reg S
4.50%, 11/16/29 USD 128 101,087
278,400
Total Corporate Bonds
(Cost: $3,590,887) 3,663,631

VANECK VIP EMERGING MARKETS BOND FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000's) Value
GOVERNMENT OBLIGATIONS : 71.2%
Angola : 0.5%
Angolan Government
International Bond 144A
9.38%, 05/08/48 USD 103 $ 89,139
Underline
Bahamas : 0.1%
Bahamas Government
International Bond Reg S
6.00%, 11/21/28 USD 27 24,489
Underline
Barbados : 0.5%
Barbados Government
International Bond Reg S
6.50%, 10/01/29 USD 83 78,975
Underline
Benin : 0.5%
Benin Government
International Bond 144A
7.96%, 02/13/38 USD 85 82,919
Underline
Bolivia : 0.6%
Bolivian Government
International Bond Reg S
4.50%, 03/20/28 USD 160 94,000
Underline
Brazil : 5.3%
Brazil Notas do Tesouro
Nacional Serie F
10.00%, 01/01/35 BRL 893 171,709
Brazil Notas do Tesouro
Nacional, Series F
10.00%, 01/01/25 BRL 867 177,007
10.00%, 01/01/29 BRL 929 185,744
10.00%, 01/01/31 BRL 1,828 359,553
894,013
Cameroon : 0.4%
Republic of Cameroon
International Bond Reg S
9.50%, 11/19/25 USD 75 73,450
Underline
Chile : 4.0%
Bonos de la Tesoreria de la
Republica de Chile 144A
Reg S
5.00%, 10/01/28 CLP 160,000 161,959
Bonos de la Tesoreria de la
Republica en pesos 144A
Reg S
5.30%, 11/01/37 CLP 515,000 508,564
670,523
Colombia : 3.4%
Colombian TES
9.25%, 05/28/42 COP 1,297,900 296,847
13.25%, 02/09/33 COP 919,000 279,910
576,757
Costa Rica : 0.4%
Costa Rica Government
International Bond Reg S
6.12%, 02/19/31 USD 61 61,935
Underline
Czech Republic : 2.8%
Czech Republic Government
Bond
Par
(000’s) Value
Czech Republic (continued)
2.00%, 10/13/33 CZK 7,860 $ 285,240
Czech Republic Government
Bond Reg S
1.00%, 06/26/26 CZK 1,300 52,081
2.40%, 09/17/25 CZK 3,070 128,283
465,604
Democratic Republic of the Congo : 1.9%
Congolese International
Bond Reg S
6.00%, 06/30/29 (s) USD 376 313,571
Underline
Dominican Republic : 1.4%
Dominican Republic
International Bond Reg S
9.75%, 06/05/26 DOP 13,727 234,241
Underline
Ecuador : 2.5%
Ecuador Government
International Bond Reg S
2.50%, 07/31/40 (s) USD 133 65,010
3.50%, 07/31/35 (s) USD 492 260,208
6.00%, 07/31/30 (s) USD 141 96,048
421,266
ET : 0.3%
Ethiopia International Bond
Reg S
6.62%, 12/11/24 USD 62 45,569
Underline
Gabon : 0.7%
Gabon Government
International Bond 144A
6.95%, 06/16/25 USD 28 27,501
Gabon Government
International Bond Reg S
6.62%, 02/06/31 USD 99 84,712
112,213
Ghana : 0.6%
Ghana Government
International Bond Reg S
8.75%, 03/11/61 USD 200 102,520
Underline
Guatemala : 0.3%
Guatemala Government
Bond Reg S
4.65%, 10/07/41 USD 71 57,308
Underline
Honduras : 0.1%
Honduras Government
International Bond Reg S
6.25%, 01/19/27 USD 22 21,299
Underline
Hungary : 2.3%
Hungary Government Bond
7.00%, 10/24/35 HUF 60,000 168,127
9.50%, 10/21/26 HUF 76,580 222,595
390,722
Indonesia : 4.0%
Indonesia Treasury Bond
6.38%, 04/15/32 IDR 4,359,000 270,049
7.00%, 09/15/30 IDR 1,886,000 121,423
7.12%, 06/15/43 IDR 4,432,000 284,028
675,500

Par
(000’s) Value
Ivory Coast : 0.1%
Ivory Coast Government
International Bond Reg S
5.75%, 12/31/32 (s) USD 18 $ 17,421
Underline
Jamaica : 0.3%
Jamaica Government
International Bond
7.62%, 07/09/25 USD 43 43,381
Underline
Kenya : 0.9%
Republic of Kenya
Government International
Bond 144A
9.75%, 02/16/31 USD 48 49,273
Republic of Kenya
Infrastructure Bond
18.46%, 08/09/32 KES 12,400 98,362
147,635
Kuwait : 0.5%
Kuwait International
Government Bond Reg S
3.50%, 03/20/27 USD 86 83,515
Underline
Malaysia : 4.5%
Malaysia Government Bond
4.46%, 03/31/53 MYR 956 210,817
4.50%, 04/15/30 MYR 1,480 325,386
4.89%, 06/08/38 MYR 951 220,550
756,753
Morocco : 0.8%
Morocco Government
International Bond Reg S
2.00%, 09/30/30 EUR 153 142,303
Underline
Oman : 0.1%
Oman Government
International Bond 144A
6.75%, 01/17/48 USD 12 12,317
Underline
Papua New Guinea : 0.5%
Papua New Guinea
Government International
Bond Reg S
8.38%, 10/04/28 USD 82 77,785
Underline
Paraguay : 0.6%
Paraguay Government
International Bond Reg S
5.40%, 03/30/50 USD 122 107,650
Underline
Peru : 3.7%
Peru Government Bond
5.35%, 08/12/40 PEN 786 169,807
5.40%, 08/12/34 PEN 1,994 461,827
631,634
Philippines : 2.9%
Philippine Government
International Bond
6.25%, 01/14/36 PHP 29,547 497,051
Underline
Poland : 4.9%
Republic of Poland
Government Bond
Par
(000’s) Value
Poland (continued)
1.75%, 04/25/32 PLN 834 $ 160,136
6.00%, 10/25/33 PLN 2,311 602,312
Republic of Poland
Government International
Bond
5.12%, 09/18/34 USD 72 72,040
834,488
Qatar : 2.0%
Qatar Government
International Bond 144A
4.82%, 03/14/49 USD 175 164,364
5.10%, 04/23/48 USD 170 165,689
330,053
Romania : 1.0%
Romanian Government
International Bond Reg S
7.62%, 01/17/53 USD 154 171,191
Underline
Saudi Arabia : 4.4%
Saudi Government
International Bond 144A
4.75%, 01/16/30 USD 256 254,239
Saudi Government
International Bond Reg S
4.62%, 10/04/47 USD 267 230,625
5.00%, 04/17/49 USD 274 250,007
734,871
Singapore : 1.2%
Singapore Government
Bond
3.38%, 09/01/33 SGD 273 206,858
Underline
Sri Lanka : 0.4%
Sri Lanka Government
International Bond Reg S
5.88%, 07/25/22 USD 113 67,079
Underline
Suriname : 1.3%
Suriname Government
International Bond 144A
7.95%, 07/15/33 USD 222 204,155
9.00%, 12/31/50 USD 24 17,731
221,886
Thailand : 2.2%
Thailand Government Bond
2.00%, 12/17/31 THB 13,864 369,358
Underline
Uganda : 0.5%
Republic of Uganda
Government Bonds
14.38%, 02/03/33 UGX 330,000 80,691
Underline
United Arab Emirates : 2.6%
Finance Department
Government of Sharjah
144A
6.50%, 11/23/32 USD 93 96,840
UAE International
Government Bond Reg S
4.95%, 07/07/52 USD 349 333,797
430,637

VANECK VIP EMERGING MARKETS BOND FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

FootnoteRuleAboveBlank
Footnotes:
Par
(000’s) Value
Uruguay : 1.0%
Uruguay Government
International Bond
9.75%, 07/20/33 UYU 1,482 $ 41,541
Uruguay Government
International Bond Reg S
8.50%, 03/15/28 UYU 4,852 127,426
168,967
Uzbekistan : 0.2%
Republic of Uzbekistan
International Bond Reg S
3.90%, 10/19/31 USD 40 33,086
Underline
Zambia : 2.0%
Zambia Government Bond
13.00%, 01/25/31 ZMW 8,834 238,986
13.00%, 12/27/31 ZMW 1,120 28,927
14.00%, 05/31/36 ZMW 2,735 65,020
Zambia Government Bond
Reg S
13.00%, 09/20/31 ZMW 315 8,241
341,174
Total Government Obligations
(Cost: $11,847,553) 11,993,797
SHORT-TERM INVESTMENTS : 2.7%
United States Treasury Obligations: 2.7%
(Cost: $456,910)
Par
(000’s) Value
SHORT-TERM INVESTMENTS: 2.7%
(continued)
United States Treasury Bills
5.33%, 04/09/24 187,000 $ 186,782
5.34%, 04/23/24 271,000 270,128
456,910
Number
of Shares
MONEY MARKET FUND : 2.9%
(Cost: $485,240)
Invesco Treasury Portfolio -
Institutional Class 485,240 485,240
Underline
Total Investments Before Collateral for
Securities Loaned: 98.5%
(Cost: $16,380,590) 16,599,578
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
1.7%
Money Market Fund: 1.7%
(Cost: $285,560)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 285,560 285,560
Total Investments: 100.2%
(Cost: $16,666,150) 16,885,138
Liabilities in excess of other assets: (0.2)% (40,721)
NET ASSETS: 100.0% $ 16,844,417
Definitions:
BRL Brazilian Real
CLP Chilean Peso
COP Colombian Peso
CZK Czech Koruna
DOP Dominican Peso
EUR Euro
HUF Hungarian Forint
IDR Indonesian Rupiah
KES Kenyan Shilling
MYR Malaysian Ringgit
PEN Peruvian Nuevo Sol
PHP Philippine Peso
PLN Polish Zloty
SGD Singapore Dollar
THB Thai Baht
USD United States Dollar
UYU Uruguayan Peso
ZMW Zambian Kwacha
† Security fully or partially on loan. Total market value of securities on loan is $271,797.
* Non-income producing
(d) Security in default

(s) The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
Reg S Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $2,694,524, or 16.0% of net assets.